Stockholders’ Deficit (Details) - Schedule of Common Stock Subject to Possible Redemption Reflected on the Balance Sheets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Common Stock Subject to Possible Redemption Reflected on the Balance Sheets [Abstract]
Common stock subject to possible redemption, beginning	$ 12,841,399	$ 52,323,289
Common stock subject to possible redemption, ending	13,450,571	12,841,399
Accretion of common stock subject to possible redemption	$ 609,172	6,470,389
Common stock redeemed on December 19, 2022		$ (45,952,279)